ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - COVID-19 Impact (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COVID-19 Impact [Line Items]
Proceeds From Sale Of Mortgage Backed Securities MBS Categorized As Trading	$ 4,200,536	$ 3,321,206	$ 3,885,817
Marketable Securities, Realized Gain (Loss)	(24,986)	(10,877)	(30,289)
Gain Loss On Derivative Instruments Held For Trading Purposes Net	(79,092)	(51,176)	24,311
COVID-19 [Member]
COVID-19 Impact [Line Items]
Proceeds From Sale Of Mortgage Backed Securities MBS Categorized As Trading	1,100,000
Marketable Securities, Realized Gain (Loss)	(31,400)
Swap [Member]
COVID-19 Impact [Line Items]
Gain Loss On Derivative Instruments Held For Trading Purposes Net	(66,212)	$ (26,582)	$ 8,609
Swap [Member] | COVID-19 [Member]
COVID-19 Impact [Line Items]
Terminated Swap Positions Notional	860,000
Gain Loss On Derivative Instruments Held For Trading Purposes Net	$ (45,000)